Share-Based Compensation and Share-Based Payment Reserve (Details Narrative)					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2022 USD ($) shares $ / shares	Jan. 13, 2022 USD ($) shares $ / shares	Nov. 02, 2021 USD ($) shares $ / shares	Sep. 02, 2021 USD ($) shares $ / shares	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($) shares	Apr. 30, 2021 USD ($)	Jul. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of share options granted							787,300		672,000
Stock- based compensation expense | $					$ 1,586,128	$ 2,007,507	$ 3,204,704	$ 2,007,507
Number of share value option							999		667
Weighted average remaining contractual life of outstanding share options							4 years 6 months 3 days	4 years 10 months 9 days
Officers, Directors, Employees and Consultants [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					10.00%		10.00%
Board of Directors [member]
IfrsStatementLineItems [Line Items]
Stock options granted, year							5 years
Consultant [Member] | Stock Options [member]
IfrsStatementLineItems [Line Items]
Number of share options granted				100,000
Fair value weighted average assumptions exercise price | $ / shares				$ 5.74
Stock option fair value | $				$ 518,134
Fair value weighted average assumptions, share price | $ / shares				$ 6.79
Fair value weighted average assumptions expected life				5 years
Fair value weighted average assumptions annualized volatility				100.00%
Fair value weighted average assumptions dividend yield				0.00%
Fair value weighted average assumptions risk free rate				0.80%
Director [Member] | Stock Options [member]
IfrsStatementLineItems [Line Items]
Number of share options granted			12,600
Fair value weighted average assumptions exercise price | $ / shares			$ 7.94
Stock option fair value | $			$ 74,579
Fair value weighted average assumptions, share price | $ / shares			$ 7.95
Fair value weighted average assumptions expected life			5 years
Fair value weighted average assumptions annualized volatility			100.00%
Fair value weighted average assumptions dividend yield			0.00%
Fair value weighted average assumptions risk free rate			1.19%
Number of vested share based compensation			10,000
Advisory Board [Member] | Stock Options [member]
IfrsStatementLineItems [Line Items]
Number of vested share based compensation			2,600
Directors Officers and Employees [member] | Stock Options [member]
IfrsStatementLineItems [Line Items]
Number of share options granted	150,000	524,700					1,667
Fair value weighted average assumptions exercise price | $ / shares	$ 7.51	$ 8.47
Stock option fair value | $	$ 863,522	$ 3,141,999
Fair value weighted average assumptions, share price | $ / shares	$ 7.66	$ 8.09
Fair value weighted average assumptions expected life	5 years	5 years
Fair value weighted average assumptions annualized volatility	100.00%	100.00%
Fair value weighted average assumptions dividend yield	0.00%	0.00%
Fair value weighted average assumptions risk free rate	1.92%	1.47%
Number of vested share based compensation		42,400
Fair value option expired | $							$ 24,554
Number of share value option							999
Insiders [Member] | Stock Options [member]
IfrsStatementLineItems [Line Items]
Number of share options granted		482,300